Other Comprehensive Income - Summary of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	¥ (54)	¥ 42		¥ 8	[1]
Reclassification adjustments for amounts transferred to profit or loss: - interest expense (Note 15)	(18)	(13)		17	[1]
Net deferred tax credited / (debited) to other comprehensive income	17	(7)		(6)	[1]
Net movement in the fair value reserve during the year recognized in other comprehensive income	(55)	22		19	[1]
Equity investments measured at FVOCI:
Changes in fair value recognized during the year	(31)	319	[2]	0	[1],[2],[3]
Net deferred tax credited / (debited) to other comprehensive income	7	(80)		0	[1]
Net movement in the fair value reserve (non-recycling) during the year recognised in other comprehensive income	(24)	239		0	[1]
Share of other comprehensive income of an associate
Will not be reclassified to profit or loss	3	(4)		0	[1]
May be reclassified subsequently to profit or loss	0	0		2	[1]
Net movement during the year recognised in other comprehensive income	3	(4)		2	[1]
Differences resulting from the translation of foreign currency financial statements	(7)	(2)		0	[1]
Available-for-sale financial assets:
Changes in fair value recognized during the year	0	0	[2]	123	[2],[3]
Net deferred tax debited to other comprehensive income	0	0		(31)	[1]
Net movement in the fair value reserve during the year recognized in other comprehensive income	¥ 0	¥ 0		¥ 92	[1]

[1]	The Group has initially applied IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).